SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The functional currency of the Company and its subsidiaries is the U.S. dollar, as the Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and its subsidiaries have operated and expect to continue to operate in the foreseeable future. A majority of the Company's sales are expected to be made outside Israel in U.S. dollars and also the Company's 2011 financing transactions were made outside Israel in U.S. dollars. The majority of the Company and its subsidiaries' operations are currently conducted in Israel and most of the expenses in Israel are currently paid in new Israeli shekels ("NIS").

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters".

All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Compugen USA Inc. and Compugen UK Ltd. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash and cash equivalents:

The Company and its subsidiaries consider all highly liquid investments that are convertible to cash with original maturities of three months or less at their acquisition date as cash equivalents.

e.	Restricted cash:

Restricted cash is an interest bearing saving account which is used as a security for the Company's short-term credit and in 2010 also for consortium funds under European grant.

f.	Short-term bank deposits

Bank deposit with maturities of more than three months but less than one year is included in short-term deposit. Such short-term deposits are stated at cost which approximates market values.

Bank deposits in U.S. dollars for the years ended December 31, 2011 and 2010 bear an annual average interest rate of 1.77% and 0.97%, respectively.

Bank deposits in NIS for the years ended December 31, 2011 and 2010 bear an annual average interest rate of 2.56% and 1.35%, respectively.

g.	Marketable securities:

The Company accounts for investment in Evogene in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses are included in other income and are derived using the specific identification method for determining the cost of securities. As of December 31, 2011, the Company holds 1,043,397 shares representing 2.9% of Evogene outstanding Ordinary shares.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in "other than temporary impairment, net of gain on sale of marketable securities previously impaired" in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2009, 2010 and 2011, no other-than-temporary impairment was recorded.

h.	Long-term prepaid expenses:

Long-term prepaid expenses consist of long-term lease deposits as security for motor vehicles leases.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of related investment grants and accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 30 (mainly 30)
Leasehold improvements	shorter of the term of the lease or useful life

j.	Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiaries are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2011, 2010 and 2009, no impairment losses have been identified.

k.	Revenue recognition:

The Company generates revenues from collaboration research agreements under which the Company delivers novel product candidates and professional services and may receive future milestones and royalties on successful products.

The Company views its collaboration research agreements as service arrangements and follows the revenue recognition criteria in ASC 650-10. Under these arrangements, revenue is being recognized when the Company completes its performance obligations.

The Company believes that the customer realizes value from the transaction only when and if the final act is performed and, therefore, performance should be deemed to have occurred and revenue recognized, when that act takes place.  During 2010 and 2009, the Company recognized revenues from product candidate collaboration agreements, under which the Company performs research services. As of the balance sheet date, no milestones payments and royalties have been received

l.	Research and development expenses, net:

Research and development expenses are charged to the statement of operations as incurred.

Royalty and non-royalty bearing grants from the Office of the Chief Scientist of the Israel Ministry of Industry, Trade and Labor ("OCS"), the Bi-national Industrial Research and Development Foundation ("BIRD") and the European 6th framework for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such grants are presented as a reduction from research and development expenses.

m.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes profits or losses accumulated up to the balance sheet date.

Some employee arrangements are under section 14 to the Israeli Severance Pay Law, pursuant to which the severance pay liability is fully covered by the deposits with the severance pay funds.

Regarding employees that have signed section 14, related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet as the Company is legally released from obligation to such employees once the deposited amounts have been paid.

Severance expenses for the years ended December 31, 2011, 2010 and 2009, amounted to approximately $ 257, $ 231 and $ 250, respectively.

n.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its stock-options awards and values stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based on actual historical stock price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

o.	Concentration of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel. Generally, these deposits may be redeemed upon demand and bear minimal risk. The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

p.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes" and its related guidance on accounting for uncertain tax positions previously issued as FIN 48, "Accounting for Uncertainty in Income Taxes".  ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance to reduce deferred tax assets to their estimated realizable value. ASC 740 provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements in accordance with ASC 740.

q.	Net loss per share:

Basic net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding stock options and warrants have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. The total number of shares related to outstanding options excluded from the calculations of diluted net loss per share was 5,943,400, 5,863,457 and 5,670,997 for the years ended December 31, 2011, 2010 and 2009, respectively. The total number of shares related to conversion rights of the research and development funding arrangements' embedded derivatives excluded from the calculations of diluted net loss per share was 1,166,666 and 833,333 for the years ended December 31, 2011 and 2010, respectively, and none for the year ended December 31, 2009. The total number of shares related to warrants excluded from the calculations of diluted net loss per share was 500,000 for the years ended December 31, 2011 and 2010 and none for the year ended December 31, 2009.

r.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The Company measures its investment in Evogene and embedded derivatives at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

s.	Derivative instruments:

As of balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of operations and included in financial income or expenses.

In the year ended December 31, 2011, the Company recorded net gain from derivatives transactions in the amount of $ 134 compare with net losses in  the years ended December 31, 2010 and 2009 in the amount of  $ 15 and $ 41, respectively (not including change in fair value of embedded derivatives in 2011 mentioned in Note 6).

t.	Recently issued accounting pronouncements:

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. The Company is currently evaluating the effect of ASU 2011-05, but does not expect its adoption will have a material effect on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12, Comprehensive Income (Topic 220). The amendments in this Update supersede certain pending paragraphs in Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in Update 2011-5 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the effect of this update on the consolidated financial statements.